CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenues from Major Customers) (Details) - Revenues [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A – Commercial
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenue	24.00%	12.00%	14.00%
Customer B – Commercial
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenue	20.00%	11.00%	15.00%
Customer B – Peru
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenue	14.00%	15.00%	15.00%